CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment activities
Investment in-kind in other related parties (Note 15)	$ 3,642,234
Capitalization of interest on buildings in progress	144,360	$ 47,542
Investing activities	$ 3,786,594	$ 47,542